Liquidity and Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Liquidity and Going Concern [Abstract]
Operating loss	$ 7,800,000
Cash flows used in operations	(4,499,012)	$ (2,186,331)
Cash and cash equivalents	307,699
Working capital deficit	$ 10,700,000